Net finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Net finance costs
Schedule of net finance costs

In millions of €	Note	2025	2024	2023
Finance expenses		(139)	(13)	(10)
- Interest expense (a)	14C	(117)	(6)	(3)
- Net Foreign Exchange gain or loss		(13)	—	—
- Interest on lease liabilities		(9)	(7)	(7)
Pensions and similar obligations		(9)	(12)	(11)
Finance income		27	8	1
- Gain/(loss) on remeasurement of put option	14B	12	6	—
- Other finance income		15	2	1
Net Finance Costs		(121)	(17)	(20)

(a)	Includes €71 million on loans from Unilever to fund the Separation from 1 July 2025 until the Demerger and €16 million of bond interest and fees (see Note 14C).